UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended: December 31 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           North Point Portfolio Managers Corporation
Address:        5910 Landerbrook Drive
                Suite 160
                Mayfield Heights, OH  44124

13F file number:   28-06059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:   Diane M. Stack
Title:  Vice President/Treasurer
Phone:  440-720-1105
Signature, Place and Date of Signing:

   Diane M. Stack Mayfield Heights Ohio  February 03 2005

Report Type (Check only one.);
[x]        13F HOLDING REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.
FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $175,818


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     4464 95700.00 SH       SOLE                 95700.00
ALCOA INC                      COM              013817101     3973 126435.00SH       SOLE                126435.00
AMERICAN INTL GROUP            COM              026874107     5276 80339.00 SH       SOLE                 80339.00
APACHE CORP                    COM              037411105     3701 73185.00 SH       SOLE                 73185.00
APPLIED MATERIALS INC.         COM              038222105     3241 189547.00SH       SOLE                189547.00
BB&T CORP.                     COM              054937107     4909 116734.00SH       SOLE                116734.00
BJ'S WHOLESALE CLUB INC.       COM              05548J106     4773 163835.00SH       SOLE                163835.00
BURLINGTON NO SANTA FE         COM              12189T104     4513 95385.00 SH       SOLE                 95385.00
CHEESECAKE FACTORY             COM              163072101     4336 133545.00SH       SOLE                133545.00
CINTAS CORP.                   COM              172908105     4391 100122.00SH       SOLE                100122.00
CISCO SYSTEMS                  COM              17275R102     3930 203412.00SH       SOLE                203412.00
DANAHER CORP                   COM              235851102     5031 87635.00 SH       SOLE                 87635.00
DOVER CORP.                    COM              260003108     4704 112166.00SH       SOLE                112166.00
EGL INC.                       COM              268484102     6092 203825.00SH       SOLE                203825.00
EXPEDITORS INTL                COM              302130109     5186 92801.00 SH       SOLE                 92801.00
EXXON MOBIL CORPORATION        COM              30231G102     6149 119957.00SH       SOLE                119957.00
GENERAL ELECTRIC               COM              369604103      568 15575.00 SH       SOLE                 15575.00
GOLDMAN SACHS GROUP INC        COM              38141G104     4366 41967.00 SH       SOLE                 41967.00
HARLEY-DAVIDSON, INC.          COM              412822108     4768 78480.00 SH       SOLE                 78480.00
HARMONIC INC.                  COM              413160102     2870 344095.00SH       SOLE                344095.00
HENRY (JACK) & ASSOC., INC.    COM              426281101     4835 242835.00SH       SOLE                242835.00
HEWLETT-PACKARD                COM              428236103     3525 168089.39SH       SOLE                168089.39
ILLINOIS TOOL WORKS            COM              452308109     5016 54120.00 SH       SOLE                 54120.00
INTEL                          COM              458140100     3629 155145.00SH       SOLE                155145.00
JOHNSON & JOHNSON              COM              478160104      264  4163.00 SH       SOLE                  4163.00
KEYCORP                        COM              493267108      484 14287.00 SH       SOLE                 14287.00
MICROSOFT                      COM              594918104     3912 146412.00SH       SOLE                146412.00
MOTOROLA                       COM              620076109     3011 175040.00SH       SOLE                175040.00
OMNICOM GROUP                  COM              681919106     4072 48295.00 SH       SOLE                 48295.00
PEPSICO                        COM              713448108     5239 100356.00SH       SOLE                100356.00
PFIZER                         COM              717081103     4077 151606.00SH       SOLE                151606.00
PROCTER & GAMBLE               COM              742718109     4895 88871.00 SH       SOLE                 88871.00
REEBOK INTERNATIONAL           COM              758110100     3357 76305.00 SH       SOLE                 76305.00
ROYAL DUTCH PETROLEUM          COM              780257804     4521 78785.00 SH       SOLE                 78785.00
SCHERING-PLOUGH                COM              806605101     3518 168510.00SH       SOLE                168510.00
SCHWAB (CHARLES) CORP          COM              808513105     3224 269530.00SH       SOLE                269530.00
SOVEREIGN BANCORP              COM              845905108     5994 265820.00SH       SOLE                265820.00
SUNGARD DATA SYSTEMS           COM              867363103     4385 154790.00SH       SOLE                154790.00
SYMBOL TECHNOLOGIES            COM              871508107     3768 217815.00SH       SOLE                217815.00
TELETECH HOLDINGS INC          COM              879939106     4438 457985.00SH       SOLE                457985.00
TIDEWATER INC.                 COM              886423102     3412 95822.00 SH       SOLE                 95822.00
WALGREEN                       COM              931422109      227  5911.00 SH       SOLE                  5911.00
WATSON PHARMACEUTICALS         COM              942683103     4543 138466.00SH       SOLE                138466.00
WELLS FARGO COMPANY            COM              949746101     4231 68083.00 SH       SOLE                 68083.00